Consolidated Balance Sheets (USD $)	Jul. 31, 2013	Jan. 31, 2013	Jan. 31, 2012
Current Assets
Cash	$ 3,997	$ 3,151	$ 24,467
Prepaids and other receivables	1,176	991	45,156
Total Current Assets	5,173	4,142	69,623
Equipment	10,473	12,224	16,713
Unproved mineral properties	872,789	852,611	796,828
Total Assets	888,435	868,977	883,164
Current Liabilities
Accounts payable	305,494	302,018	206,675
Accrued liabilities	182,710	142,126	121,701
Due to related parties	819,201	1,308,982	905,562
Notes payable to related parties	256,799	334,128	236,820
Notes payable	750,000
Total Current Liabilities	2,314,204	2,087,254	1,470,758
Total Liabilities	2,314,204	2,087,254	1,470,758
Stockholders' Deficit
Common stock value	17,957	17,957	17,190
Additional paid-in capital	5,978,101	5,958,101	5,466,744
Deficit accumulated during the exploration stage	7,384,256	7,085,429	5,985,007
Accumulated other comprehensive loss	(37,571)	(108,906)	(86,521)
Total Stockholders' Deficit	(1,425,769)	(1,218,277)	(587,594)
Total Liabilities and Stockholders' Deficit	$ 888,435	$ 868,977	$ 883,164